HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5%
	APPAREL & TEXTILE PRODUCTS - 3.1%
16,800	Kontoor Brands, Inc.	$ 1,026,312
13,800	Steven Madden Ltd.	574,632
		1,600,944
	BANKING - 17.8%
135,340	Banc of California, Inc.	2,610,708
49,440	Bank OZK	2,275,228
72,325	Bridgewater Bancshares, Inc.(a)	1,267,857
19,800	Texas Capital Bancshares, Inc.(a)	1,792,692
19,360	Triumph Financial, Inc.(a)	1,212,517
		9,159,002
	BIOTECH & PHARMA - 1.8%
13,700	Halozyme Therapeutics, Inc.(a)	922,010

	COMMERCIAL SUPPORT SERVICES - 2.3%
72,600	GEO Group, Inc. (The)(a)	1,170,312

	CONSTRUCTION MATERIALS - 3.6%
8,850	Eagle Materials, Inc.	1,829,118

	CONTAINERS & PACKAGING - 1.7%
46,600	Myers Industries, Inc.	872,352

	ELECTRICAL EQUIPMENT - 2.0%
3,220	Powell Industries, Inc.	1,026,472

	ENGINEERING & CONSTRUCTION - 2.5%
10,500	Primoris Services Corporation	1,303,470

	FOOD - 0.9%
18,000	BellRing Brands, Inc.(a)	481,140

	HOME CONSTRUCTION - 2.6%
22,975	Taylor Morrison Home Corporation(a)	1,352,538

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS – 2.9%
7,500	AZZ, Inc.	$ 803,850
80,700	Hillman Solutions Corporation(a)	698,862
		1,502,712
	INSURANCE - 5.7%
5,880	Hanover Insurance Group, Inc. (The)	1,074,688
28,600	Horace Mann Educators Corporation	1,320,748
28,300	Tiptree, Inc.	517,041
		2,912,477
	LEISURE FACILITIES & SERVICES - 1.2%
27,000	Cinemark Holdings, Inc.	627,480

	METALS & MINING – 1.5%
166,000	Vox Royalty Corporation	786,840

	OIL & GAS PRODUCERS - 5.6%
9,515	Gulfport Energy Corporation(a)	1,979,025
21,400	Matador Resources Company	908,216
		2,887,241
	REAL ESTATE OWNERS & DEVELOPERS - 2.4%
51,300	Stratus Properties, Inc.(a)	1,240,434

	RETAIL - DISCRETIONARY - 15.4%
54,500	Academy Sports & Outdoors, Inc.	2,722,820
33,100	Citi Trends, Inc.(a)	1,375,636
2,000	Group 1 Automotive, Inc.	786,600
69,000	Haverty Furniture Companies, Inc.	1,611,840
86,418	Shoe Carnival, Inc.	1,458,736
		7,955,632
	SEMICONDUCTORS - 4.2%
63,245	MaxLinear, Inc., Class A(a)	1,102,360
9,200	Tower Semiconductor Ltd.(a)	1,080,264
		2,182,624

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	SOFTWARE - 1.8%
40,910	Alkami Technology, Inc.(a)	$ 943,794

	STEEL – 6.7%
128,600	Cleveland-Cliffs, Inc.(a)	1,707,808
24,740	Commercial Metals Company	1,712,503
		3,420,311
	TECHNOLOGY HARDWARE - 3.7%
38,000	Aviat Networks, Inc.(a)	812,440
28,300	NCR Atleos Corporation(a)	1,078,513
		1,890,953
	TRANSPORTATION & LOGISTICS - 6.0%
10,150	Kirby Corporation(a)	1,118,327
73,000	Navigator Holdings Ltd.	1,264,360
57,400	RXO, Inc.(a)	725,536
		3,108,223
	TRANSPORTATION EQUIPMENT - 3.1%
15,700	Blue Bird Corporation(a)	737,900
17,700	Greenbrier Companies, Inc. (The)	827,298
		1,565,198

	TOTAL COMMON STOCKS (Cost $43,702,787)	50,741,277

	SHORT-TERM INVESTMENTS — 1.4%
	MONEY MARKET FUNDS - 1.4%
741,413	First American Treasury Obligations Fund, Class X, 3.68% (Cost $741,413)(b)	741,413

	TOTAL INVESTMENTS - 99.9% (Cost $44,444,200)	$ 51,482,690
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	57,397
	NET ASSETS - 100.0%	$ 51,540,087

Ltd.	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.